Other notes to the unaudited Condensed Consolidated Interim Financial Statements - Balance Sheet/Cash Flow Narrative (Details) - USD ($) $ in Millions	3 Months Ended
	Jun. 30, 2023		Mar. 31, 2023	Jun. 30, 2022	Dec. 31, 2022
Disclosure of depreciation, depletion and amortisation [Line Items]
Goodwill	$ 17,655	[1]	$ 1,464		$ 16,039	[1]
Net deferred tax liabilities	9,717		9,717		8,371
Property, plant and equipment	197,177				198,642
Decrease (increase) in emissions instruments	764		$ 69	$ 685
Assets and liabilities classified as held for sale
Disclosure of depreciation, depletion and amortisation [Line Items]
Property, plant and equipment	$ 337				$ 2,526

[1]	See Note 7 “Other notes to the unaudited Condensed Consolidated Interim Financial Statements”.